Organization and Nature of Business (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 17, 2016	Oct. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization and Nature of Business
Each ADS as ordinary share	0.5		0.5
Accumulated losses			$ 107,104,000	$ 80,357,000
Cash and cash equivalents			85,265,000	79,431,000	$ 31,941,000	$ 38,946,000
Short-term investments			273,031,000	24,270,000
Unutilized bank borrowing facilities			121,282,000	70,000,000
Net proceeds from public follow-on offering		$ 292,690,000
Dividends received from equity investees			$ 55,586,000	$ 30,528,000	$ 6,410,000